BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Outstanding balance	$ 177,214
Floating interest rate (as a percent)	4.37%	5.43%
Interest expense
Interest capitalized - project assets	$ 10,197	$ 10,794	$ 15,462
Interest capitalized - property, plant, and equipment	154	2,620	1,182
Interest expense	71,874	81,326	106,032
Total interest incurred	82,225	$ 94,740	$ 122,676
Credit facility
BORROWINGS
Maximum borrowing capacity	$ 2,618,761
Unsecured
BORROWINGS
Floating interest rate (as a percent)	3.26%	4.86%
Secured by project assets and solar power systems
BORROWINGS
Floating interest rate (as a percent)	3.63%	3.65%